Putnam
Minnesota
Tax Exempt
Income Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

11-30-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

The dramatic twists and turns of the economy and the bond market during the first half of Putnam Minnesota Tax Exempt Income Fund's fiscal year provided plenty of challenges for Fund Manager Susan McCormack and the credit team that supports her.

The task of closely monitoring the creditworthiness of fund holdings in the wake of a slowing economy and the Federal Reserve Board's sharp decline in short-term interest rates became even more difficult in the aftermath of the September 11 events. It has been encouraging to note, however, that in the face of these dramatic turns, Minnesota's municipal bonds generally continue to enjoy the confidence of tax-conscious investors.

In the following report, Susan discusses in detail the environment in which the team worked during the fiscal year's first half and reviews the strategy they used within that framework, both before and after the attacks. As the fund begins the year's second half, she is confident that the portfolio is well positioned to meet the challenges that lie ahead.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
January 9, 2002


REPORT FROM FUND MANAGEMENT

Susan A. McCormack

Performance in the municipal bond market over the past six months clearly illustrates the often inverse relationship between economic growth and municipal bond performance. For while the U.S. economy has struggled over these past months, municipal bonds have performed relatively well. In the aftermath of September 11, investors reacting to recent stock market disappointments increasingly sought lower-risk investments. Municipal bonds enjoyed a surge in demand. Of course, the post-September 11th downturn in the airline sector did negatively affect the transportation sector of the municipal market, although to a lesser degree. Meanwhile, the Federal Reserve Board kept up its program of interest-rate cuts and the overall market environment for municipals stayed favorable. These factors are reflected in your fund's returns.

Total return for 6 months ended 11/30/01

      Class A          Class B          Class M
    NAV     POP      NAV    CDSC      NAV     POP
-----------------------------------------------------------------------
   3.90%  -1.09%    3.57%  -1.44%    3.74%   0.41%
-----------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* MUNIS STAY STRONG IN SLOWER ECONOMY

The past six months have been a challenging time for the U.S. economy. Economic reports throughout the summer and fall were quite weak, while inflation remained low. The weakness was manifest in a variety of industrial sectors, although technology companies were particularly hard hit. Then, the tragic events of September 11 caused the financial markets to anticipate what has since been acknowledged as a full-blown economic recession.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Health care              29.3%

Education                24.8%

Utilities                10.0%

Housing                   9.3%

Transportation            5.6%

Footnote reads:
*Based on net assets as of 11/30/01. Holdings will vary over time.


The Federal Reserve Board lowered the short-term benchmark federal funds rate five times during the semiannual period in an attempt to keep the economy out of recession. A low inflation rate gave the Fed room to move and in fact, this easing pattern was the farthest and fastest in decades. While short-term interest rates were falling, rates on long-term bonds crept upward. The upward movement of long-term rates was caused, in part, by increasing uncertainty about the economy and concerns that Fed-induced liquidity (whereby lower short-term interest rates induce consumers and businesses to spend more, increasing the economy's "liquidity") and higher government spending could lead to inflation.

"Municipal bonds have outperformed in months past, and while we cannot expect this outperformance to continue as the economy strengthens and stocks begin to rise, the outlook for munis remains strong. As always, they provide a solid core of tax-free income and total return potential for investors with tax concerns."

-- Susan A. McCormack, portfolio manager, Putnam Minnesota Tax Exempt
   Income Fund


With the stock market continuing to experience weakness and volatility, investors flocked to bonds, staging a substantial flight to quality in the aftermath of September 11. While this move initially favored Treasuries, investors soon broadened their horizons to include municipal bonds as well. These strong cash inflows have provided a solid underpinning for the market and as municipal issuance declined, bond prices improved. Investors became a bit jittery in November, as they often do in the latter stages of an interest rate cycle, although your fund's lower-rated holdings were less affected and helped cushion against the downside effect.


[GRAPHIC OMITTED: pie chart CREDIT QUALITY OVERVIEW]

CREDIT QUALITY OVERVIEW*

Aaa/AAA -- 46.8%

Aa/AA -- 24.2%

A -- 7.6%

Baa/BBB -- 7.6%

Ba/BB -- 10.6%

B -- 1.2%

Other -- 2.0%

Footnote reads:
*As a percentage of market value as of 11/30/01. A bond rated BBB/Baa or higher is considered investment grade. Percentages may include unrated bonds considered by Putnam Management to be of comparable quality. Ratings will vary over time.


As the period drew to a close, U.S. economic data became less pessimistic. In addition, the war in Afghanistan appeared as if it would be shorter than originally believed. These factors combined to create a more optimistic mood, and the market began to anticipate an end to the Fed cycle of easing.

* HEALTH CARE, INVERSE FLOATERS LEAD PERFORMANCE

Your fund has been, and remains, a high-quality fund, with more than 70% of its assets rated Aa/AA or higher by the major bond rating agencies. However, the fund also invests in lower-rated, higher-yielding bonds, when we find opportunities that we believe have been overlooked by the majority of investors.

Some of your fund's best performers in the lower-rated group were in the health care sector, including Regions Hospital in St. Paul and Fairmont Community Hospital in Martin County. Amidst the challenging environment for lower-rated municipal credits that arose after the tragedy of September 11th, the health care sector provided a bright spot. This sector had already undergone its own recession and is now showing improvement. For hospitals, the trouble began with the 1996 Federal Tax Act that significantly cut reimbursement for health care expenses. After enduring some very difficult years, many of today's hospitals emerged stronger, leaner, and more efficient -- and the value of their municipal bonds is beginning to reflect these changes.

The fund has also enjoyed superior performance from its core position in inverse floating-rate securities. The interest rate on these derivative securities grows when short-term interest rates decline. With short-term rates falling so precipitously during the past six months, the fund's inverse floaters benefited.

* EMPHASIZING DIVERSIFICATION

In addition to adding appropriate high-coupon bonds, we have continued our ongoing efforts to diversify the portfolio. The concept of diversifying by sector, maturity and quality is always an important strategy. However, diversification becomes especially critical in times like these, when the economy has slowed and interest rates are declining sharply. As long-term interest rates fall, a higher-yielding, lower-rated bond may appreciate rapidly in price and even a small position in such a bond can upset the portfolio balance we strive to maintain.

We are also constantly adjusting the portfolio's maturity structure in an attempt to meet our objectives of income, total return, and protection against downside risk. During this period, we have been especially focused on the fund's average maturity because many bonds have been in the portfolio for some time. Interest rates are much lower today than they were ten years ago. Bond issuers continue to take advantage of call provisions to return principal and issue new bonds at today's lower rates. Consequently, even bonds that still have 20 more years to maturity may become callable in one year or less. In fact, a portfolio holding issued by Minneapolis Community Development Agency was called in November. Anticipating this, we purchased another, similar bond issued by the same agency in October.

* ECONOMY SHOULD STRENGTHEN IN 2002

It appears that the economic downturn, which many analysts now believe began over a year ago, is in its latter stages. In fact, if anything, the events of September 11, and the enormously negative sentiment that immediately followed, has accelerated the course of the recession, according to many prominent economists. The jump in short-term Treasury yields that occurred in early November certainly indicated that investors are expecting growth to resume sometime in 2002. In fact, there is now room for yields to drop and bond prices to rise. If, as we believe, the economy should strengthen in 2002, lower-rated sectors in both the taxable and tax-free bond markets should be the primary beneficiaries.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 11/30/01, there is no guarantee the fund will continue to hold these securities in the future. The fund concentrates its investments in one state and involves more investment risk than a fund that invests more broadly. Even though the investments are diversified among several different issuers within the state, they may all be affected by common economic forces and other factors.


NEWS FROM THE TRUSTEES

In July 2001, we welcomed Charles B. Curtis to Putnam's Board of Trustees. He brings an impressive list of credentials that include several key positions in Washington and directorships in education and energy-related industries. We look forward to the contributions Charles will make to the continued success of the Putnam funds.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Minnesota Tax Exempt Income Fund is designed for investors seeking a high level of current income free from federal and state tax consistent with preservation of capital.

TOTAL RETURN FOR PERIODS ENDED 11/30/01

                      Class A         Class B        Class M
(inception dates)   (10/23/89)       (7/15/93)       (4/3/95)
                   NAV      POP     NAV    CDSC     NAV    POP
------------------------------------------------------------------------------
6 months          3.90%   -1.09%   3.57%  -1.44%   3.74%   0.41%
------------------------------------------------------------------------------
1 year            7.90     2.77    7.21    2.21    7.46    3.96
------------------------------------------------------------------------------
5 years          25.53    19.59   21.50   19.55   23.53   19.57
Annual average    4.65     3.64    3.97    3.64    4.32    3.64
------------------------------------------------------------------------------
10 years         75.86    67.50   63.79   63.79   70.05   64.58
Annual average    5.81     5.29    5.06    5.06    5.45    5.11
------------------------------------------------------------------------------
Annual average
(life of fund)    6.13     5.71    5.35    5.35    5.75    5.46
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 11/30/01

                           Lehman Municipal         Consumer
                              Bond Index           price index
------------------------------------------------------------------------------
6 months                        3.84%                 0.06%
------------------------------------------------------------------------------
1 year                          8.76                  1.95
------------------------------------------------------------------------------
5 years                        34.44                 11.91
Annual average                  6.10                  2.28
------------------------------------------------------------------------------
10 years                       96.06                 28.88
Annual average                  6.96                  2.57
------------------------------------------------------------------------------
Annual average
(life of fund)                  7.40                  2.91
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25%, respectively. Class B share returns for the 1-year, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 11/30/01

                          Class A         Class B         Class M
------------------------------------------------------------------------------
Distributions
(number)                     6               6               6
------------------------------------------------------------------------------
Income                   $0.21810        $0.18864        $0.204727
------------------------------------------------------------------------------
Capital gains 1              --              --              --
------------------------------------------------------------------------------
  Total                  $0.21810        $0.18864        $0.204727
------------------------------------------------------------------------------
Share value:           NAV      POP         NAV         NAV     POP
------------------------------------------------------------------------------
5/31/01               $8.73    $9.17       $8.70        $8.72  $9.01
------------------------------------------------------------------------------
11/30/01               8.85     9.29        8.82         8.84   9.14
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current
dividend
rate 2                 4.88%    4.65%       4.22%        4.58%  4.43%
------------------------------------------------------------------------------
Taxable
equivalent 3           8.70     8.29        7.52         8.16   7.89
------------------------------------------------------------------------------
Current
30-day SEC
yield 4                4.43     4.22        3.77         4.12   3.99
------------------------------------------------------------------------------
Taxable
equivalent 3           7.89     7.52        6.72         7.34   7.11
------------------------------------------------------------------------------

1 Capital gains, if any, are taxable for federal and, in most cases, state tax purposes. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

2 Most recent distribution, excluding capital gains, annualized and divided by NAV or POP at end of period.

3 Assumes maximum 43.88% federal and Minnesota state combined 2001 tax rate. Results for investors subject to lower tax rates would not be as advantageous.

4 Based only on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 12/31/01 (most recent calendar quarter)

                       Class A         Class B         Class M
(inception dates)   (10/23/89)        (7/15/93)        (4/3/95)
                   NAV      POP     NAV      CDSC     NAV     POP
------------------------------------------------------------------------------
6 months          2.06%   -2.83%   1.75%   -3.24%    2.04%  -1.24%
------------------------------------------------------------------------------
1 year            4.40    -0.59    3.75    -1.23     4.22    0.88
------------------------------------------------------------------------------
5 years          24.51    18.59   20.55    18.61    22.82   18.85
Annual average    4.48     3.47    3.81     3.47     4.20    3.51
------------------------------------------------------------------------------
10 years         70.46    62.30   58.75    58.75    65.23   59.80
Annual average    5.48     4.96    4.73     4.73     5.15    4.80
------------------------------------------------------------------------------
Annual average
(life of fund)    5.99     5.57    5.21     5.21     5.62    5.33
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.


COMPARATIVE BENCHMARKS

Lehman Municipal Bond Index* is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
November 30, 2001 (Unaudited)

KEY TO ABBREVIATIONS
AMBAC               -- AMBAC Indemnity Corporation
COP                 -- Certificate of Participation
FGIC                -- Financial Guaranty Insurance Company
FNMA Coll.          -- Federal National Mortgage Association Collateralized
FSA                 -- Financial Security Assurance
GNMA Coll.          -- Government National Mortgage Association Collateralized
G.O. Bonds          -- General Obligation Bonds
IFB                 -- Inverse Floating Rate Bonds
MBIA                -- Municipal Bond Investors Assurance Corporation
VRDN                -- Variable Rate Demand Note

MUNICIPAL BONDS AND NOTES (97.9%) (a)
PRINCIPAL AMOUNT                                                                          RATING (RAT)        VALUE
District of Columbia (0.4%)
-------------------------------------------------------------------------------------------------------------------
$           500,000 District of Columbia, Tobacco Settlement
                    Fin. Corp. Rev. Bonds, 6 3/4s, 5/15/40                                A1           $    545,000

Louisiana (0.5%)
-------------------------------------------------------------------------------------------------------------------
            750,000 LA Pub. Fac. Auth. Hosp. Rev. Bonds
                    (Lake Charles Memorial Hosp. Project),
                    8 5/8s, 12/1/30                                                       B+/P              766,875

Minnesota (96.3%)
-------------------------------------------------------------------------------------------------------------------
          1,045,000 Anoka Cnty., Hsg. & Redev. Auth. Hsg.
                    Dev. G.O. Bonds, AMBAC, 5s, 1/1/28                                    Aaa             1,024,100
          2,000,000 Anoka-Hennepin, G.O. Bonds (Indpt.
                    School Dist. No. 11) (School Dist. CR.
                    Enhancement), 5s, 2/1/11                                              Aa1             2,110,000
                    Bemidji, Hosp. Fac. Rev. Bonds
                    (First Mtge.-North Country Hlth. Svcs.)
          1,200,000 5 5/8s, 9/1/21                                                        A               1,210,500
          1,760,000 5 5/8s, 9/1/15                                                        A               1,804,000
          1,560,000 Big Lake, G.O. Bonds (Indpt. School
                    Dist. 728), Ser. C, FSA, 5s, 2/1/21                                   Aaa             1,550,250
          1,830,000 Chaska, Indl. Dev. Rev. Bonds (Lifecore
                    Biomedical, Inc.), 10 1/4s, 9/1/20                                    BB/P            1,942,325
          1,050,000 Cloquet, Poll. Control Rev. Bonds
                    (Potlatch Corp.), 5.9s, 10/1/26                                       BBB-              966,000
          1,740,000 Cohasset VRDN (Pwr. & Lt.), 1.55s, 6/1/20                             A-1+            1,740,000
          1,000,000 Duluth, Gross Rev. Bonds (Duluth
                    Entertainment), AMBAC, 6.3s, 11/1/22                                  Aaa             1,059,140
                    Duluth, Econ. Dev. Auth. Hlthcare Fac.
                    Rev. Bonds
          1,000,000 (BSM Properties, Inc.), Ser. A,
                    7.6s, 12/1/11                                                         Baa2            1,152,500
          1,000,000 (Duluth Clinic), 5 7/8s, 12/1/28                                      BB/P              908,750
            750,000 East Grand Forks, Rev. Bonds (American
                    Crystal Sugar), Ser. A, 6s, 4/1/18                                    BBB+              770,625
          1,000,000 Elk River, G.O. Bonds (Indpt. School Dist.
                    No. 728), Ser. A, MBIA, 5s, 2/1/19                                    Aaa             1,001,250
          1,440,000 Hennepin Cnty., G.O. Bonds, Ser. A,
                    5 1/8s, 12/1/19                                                       Aaa             1,450,800
          1,000,000 Hutchinson, G.O. Bonds (Indpt. School
                    Dist. No. 423), Ser. A, 5 3/4s, 2/1/13                                Aa1             1,071,250
          1,565,000 Intl. Falls, Env. Fac. Rev. Bonds (Boise
                    Cascade Corp.), 7.2s, 10/1/24                                         Baa3            1,615,863
          1,500,000 Intl. Falls, Poll. Ctl. Rev. Bonds (Boise
                    Cascade Corp.), 5.65s, 12/1/22                                        BB+             1,366,875
          2,000,000 Martin Cnty., Hosp. Rev. Bonds (Fairmont
                    Cmnty. Hosp.), 6 5/8s, 9/1/22                                         BB+/P           1,880,000
          1,550,000 Medford, G.O. Bonds (Indpt. School Dist.
                    No. 763), Ser. A, FSA, 5 1/2s, 2/1/31                                 Aaa             1,602,313
          1,705,000 Minneapolis, Cmnty. Dev. Agcy. Rev. Bonds,
                    Ser. G-3, 5.45s, 12/1/31                                              A-              1,715,656
                    Minneapolis, G.O. Bonds
          3,000,000 (Sports Arena), 5.2s, 10/1/24                                         AAA             3,018,750
          1,500,000 Ser. B, 5 1/8s, 12/1/24                                               AAA             1,503,750
          1,500,000 (Sports Arena), 5 1/8s, 10/1/20                                       AAA             1,507,500
                    Minneapolis, Rev. Bonds
          1,900,000 (Walker Methodist Sr. Svcs.), Ser. A,
                    6s, 11/15/28                                                          BB-/P           1,691,000
          1,000,000 (Walker Methodist Sr. Svcs.), Ser. C,
                    6s, 11/15/28                                                          BB-/P             890,000
          1,190,000 (East Bank Project), GNMA Coll.,
                    5 3/4s, 10/20/42                                                      Aaa             1,201,900
            915,000 Minneapolis, Single Family Rev. Bonds
                    (Phase V), FNMA Coll. & GNMA Coll.,
                    6 1/4s, 4/1/22                                                        Aaa               953,888
          1,675,000 Minneapolis, Tax Increment G.O. Bonds,
                    Ser. E, 5s, 3/1/26                                                    AAA             1,654,063
                    Minneapolis & St. Paul, Cmnty. Arpt.
                    Rev. Bonds
          1,800,000 Ser. C, FGIC, 5 1/2s, 1/1/16                                          Aaa             1,890,000
          1,500,000 Ser. A, AMBAC, 5s, 1/1/30                                             Aaa             1,440,000
                    Minneapolis & St. Paul, Hsg. & Redev. Auth.
                    Hlthcare Syst. Rev. Bonds
          2,000,000 (HlthOne Obligated Group), Ser. A,
                    MBIA, 6 3/4s, 8/15/14                                                 Aaa             2,032,740
          1,000,000 (Children's Hlthcare), Ser. A, FSA,
                    5.7s, 8/15/16                                                         Aaa             1,048,750
          1,275,000 Minneapolis & St. Paul, Hsg. & Redev.
                    Auth. VRDN (Children's Hlthcare),
                    1.6s, 8/15/25                                                         VMIG1           1,275,000
          1,200,000 Minneapolis & St. Paul, Metropolitan Arpts.
                    Comm. Special Fac. Rev. Bonds (North
                    West Air Lines, Inc.), Ser. A, 7s, 4/1/25                             B+/P              946,500
                    Minnesota, Muni. Pwr. Agcy. Elec. Syst.
                    Rev. Bonds
          1,000,000 FSA, 5 3/8s, 1/1/14                                                   Aaa             1,055,000
          3,000,000 Ser. B, AMBAC, 4 3/4s, 1/1/20                                         Aaa             2,891,250
          2,715,000 Minnetonka, Rev. Bonds (Indpt. School
                    Dist. No. 276), Ser. B, 5 3/4s, 2/1/22                                Aa1             2,820,206
                    MN Agricultural & Econ. Dev. Board
                    Rev. Bonds
            750,000 (Small Bus. Dev. Loan Program),
                    Ser. B-Lot, 7s, 8/1/16                                                BBB-/P            765,000
          1,500,000 (Evangelical Lutheran Project),
                    6 5/8s, 8/1/25                                                        A3              1,560,000
          3,000,000 (Fairview Hosp.), Ser. A, MBIA,
                    5 1/2s, 11/15/17                                                      Aaa             3,127,500
          1,400,000 (Benedictine Health), MBIA,
                    5 1/4s, 2/15/14                                                       Aaa             1,463,000
          1,000,000 (Benedictine Health), Ser. A, MBIA,
                    5s, 2/15/23                                                           Aaa               978,750
                    MN Pub. Fac. Auth. Wtr. Poll. Control
                    Rev. Bonds, Ser. A
          1,000,000 6 1/2s, 3/1/14                                                        Aaa             1,030,820
          1,000,000 5 1/4s, 3/1/17                                                        Aaa             1,023,750
          3,000,000 MN State Duluth Arpt. Tax Increment
                    G.O. Bonds, Ser. 95A, 6 1/4s, 8/1/14                                  Aaa             3,202,500
                    MN State G.O. Bonds
          2,500,000 5s, 11/1/19                                                           Aaa             2,503,125
          2,500,000 5s, 10/1/15                                                           Aaa             2,559,375
                    MN State Higher Ed. Fac. Auth. Rev. Bonds
            580,000 (U. St. Thomas), Ser. 4-P, 5.4s, 4/1/23                               A2                588,700
          1,000,000 (St. James Place), Ser. 4-L, 5.35s, 10/1/17                           A3              1,015,000
            500,000 (St. John's U.), Ser. 5-I, 5 1/4s, 10/1/26                            A3                495,625
          4,755,000 MN State Hsg. Fin. Agcy. IFB, 9.8s, 1/1/24
                    (acquired 4/14/00 cost $4,999,883) (RES)                              AA              5,002,640
                    MN State Hsg. Fin. Agcy. Single Fam. Mtge.
                    Rev. Bonds
          1,350,000 Ser. B-1, 6 3/4s, 1/1/26                                              Aa1             1,391,459
            595,000 Ser. Q, 6.7s, 1/1/17                                                  Aa1               621,775
          1,000,000 Monticello Big Lake Cmnty. Hosp. Dist.
                    Rev. Bonds (Hlthcare Fac.), Ser. A,
                    5 3/4s, 12/1/19                                                       BBB/P             938,750
          1,250,000 Mounds View G.O. Bonds (Indpt. School
                    Dist. No. 621), 5 3/8s, 2/1/20                                        Aa1             1,287,500
          1,000,000 Mounds View Rev. Bonds (Indpt. School
                    Dist. No. 621), Ser. A, 5 1/4s, 2/1/15                                Aa1             1,041,250
          1,500,000 New Hope, Hsg. & Hlth. Rev. Bonds
                    (Minnesota Masonic Home North
                    Ridge), 5 7/8s, 3/1/29                                                BB-/P           1,303,125
                    North St. Paul Maplewood G.O. Bonds
                    (Indpt. School Dist. No. 622),
                    Ser. A, MBIA
          2,000,000 7.1s, 2/1/19                                                          Aaa             2,240,000
          3,000,000 6 7/8s, 2/1/15                                                        Aaa             3,341,250
                    Northfield, Hlthcare Fac. Rev. Bonds
                    (Retirement Ctr.), Ser. A
          1,230,000 6s, 5/1/28                                                            BB/P            1,059,338
            690,000 5 3/4s, 5/1/16                                                        BB/P              614,963
          1,000,000 Northfield College Fac. Rev. Bonds
                    (St. Olaf College), 6.4s, 10/1/21                                     A3              1,039,760
          1,000,000 Northfield Rev. Bonds, Ser. C, 6s, 11/1/31                            BBB-              976,250
          1,125,000 Olmsted Cnty., Hlthcare Fac. Rev. Bonds
                    (Olmsted Med. Ctr.), 5.55s, 7/1/19                                    BB+/P           1,016,719
          2,000,000 Osseo G.O. Bonds (Indpt. School Dist.
                    No. 279), Ser. A, MBIA, 5 1/4s, 2/1/21                                Aa1             2,030,000
          1,160,000 Ramsey Cnty., G.O. Bonds, Ser. A,
                    5 3/8s, 2/1/16                                                        Aaa             1,196,250
          1,150,000 Ramsey Cnty., Redev. Auth. Rev. Bonds
                    (Hanover Townhouses), 6s, 7/1/31                                      Aa3             1,168,688
                    Robbinsdale, G.O. Bonds (Indpt. School
                    Dist. No. 281)
          2,000,000 5 5/8s, 2/1/21                                                        Aa1             2,075,000
          1,500,000 MBIA, 5s, 2/1/14                                                      Aaa             1,537,500
          1,500,000 Rochester, Electric Util. Rev. Bonds,
                    5 1/4s, 12/1/30                                                       Aa3             1,509,375
          2,000,000 Rochester, G.O. Bonds (Indpt. School
                    Dist. No. 535), Ser. A, 5 1/4s, 2/1/15                                Aa1             2,142,500
          3,300,000 Rochester Hlthcare Fac. IFB (Mayo
                    Foundation), Ser. H, 9.497s, 11/15/15 (SEG)                           AA              3,545,319
                    Rochester Hlthcare Fac. Rev. Bonds
          3,800,000 (Olmsted Med. Group), 7 1/2s, 7/1/19                                  AAA/P           4,275,000
          3,000,000 (Mayo Foundation), Ser. D,
                    6 1/4s, 11/15/12                                                      AA              3,125,370
          2,000,000 Roseville, G.O. Bonds (Indpt. School
                    Dist. No. 623), Ser. A, FSA, 5s, 2/1/25                               Aaa             1,972,500
          2,500,000 Sartell Poll. Control Rev. Bonds
                    (Champion Intl.), 6.95s, 10/1/12                                      Baa2            2,578,050
          2,540,000 Sauk Rapids G.O. Bonds (Indpt. School
                    Dist. No. 47), Ser. B, FSA, zero %, 2/1/11                            Aaa             1,679,575
          2,495,000 SCA Multi-Fam. Mtge. Rev. Bonds
                    (Burnsville), Ser. A-9, FSA, 7.1s, 1/1/30                             Aaa             2,669,650
                    Southern MN Muni. Pwr. Agcy. Syst.
                    Rev. Bonds
          1,240,000 Ser. B, 5s, 1/1/13                                                    A+              1,257,050
         10,000,000 MBIA, zero %, 1/1/20                                                  Aaa             3,900,000
          1,500,000 St. Cloud, Hlthcare Rev. Bonds
                    (St. Cloud Hosp. Oblig. Group), Ser. A,
                    6 1/4s, 5/1/17                                                        Aaa             1,666,875
          2,475,000 St. Paul, COP (Indpt. School Dist. No. 423),
                    Ser. C, 5 1/4s, 2/1/16                                                AA              2,512,125
                    St. Paul, Hsg. & Hosp. Redev. Auth.
                    Rev. Bonds (Hltheast)
            970,000 Ser. A, 6 5/8s, 11/1/17                                               BB+               818,438
          1,000,000 Ser. B, 5.85s, 11/1/17                                                BB+               762,500
            500,000 Ser. A, 5.7s, 11/1/15                                                 BB+               386,250
          1,500,000 St. Paul, Hsg. & Redev. Auth. Rev. Bonds
                    (Regions Hosp.), 5.3s, 5/15/28                                        BBB+            1,372,500
                    U. of MN Rev. Bonds Ser. A
          1,000,000 5 3/4s, 7/1/18                                                        Aa2             1,106,250
          1,000,000 5 1/2s, 7/1/08                                                        Aa2             1,097,500
            565,000 Western MN Muni. Pwr. Agcy. Rev. Bonds,
                    Ser. A, AMBAC, 5 1/2s, 1/1/16                                         Aaa               599,606
                                                                                                      -------------
                                                                                                      $ 144,934,289

Nevada (0.7%)
-------------------------------------------------------------------------------------------------------------------
          1,000,000 Las Vegas Monorail Rev. Bonds (2nd Tier),
                    AMBAC, 7 3/8s, 1/1/40                                                 BB-/P           1,015,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $143,709,460) (b)                                         $ 147,261,164
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $150,434,021.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at November 30, 2001 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at November 30, 2001. Securities rated by Putnam are indicated by "/P" and are not publicly rated.

  (b) The aggregate identified cost on a tax basis is $143,709,460, resulting in gross unrealized appreciation and depreciation of $5,829,158 and $2,277,454, respectively, or net unrealized appreciation of $3,551,704.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at November 30, 2001 was $5,002,640 or 3.3% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at November
      30, 2001.

      The rates shown on IFB, which are securities paying interest rates that vary inversely to changes in the market interest rates, and VRDN's are the current interest rates at November 30, 2001.

      The fund had the following industry group concentrations greater than 10% at November 30, 2001 (as a percentage of net assets):

            Health care       29.3%
            Education         24.8
            Utilities         10.0

      The fund had the following insurance concentration greater than 10% at November 30, 2001 (as a percentage of net assets):

            MBIA              14.4%

------------------------------------------------------------------------------
Futures Contracts Outstanding at November 30, 2001
                              Aggregate Face   Expiration      Unrealized
                 Total Value       Value          Date        Depreciation
------------------------------------------------------------------------------
Municipal Bond
Future (Long)    $2,116,250      $2,136,969      Dec-01        $(20,719)
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
November 30, 2001 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $143,709,460) (Note 1)                                        $147,261,164
-------------------------------------------------------------------------------------------
Cash                                                                                118,680
-------------------------------------------------------------------------------------------
Interest and other receivables                                                    2,485,901
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               37,357
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                    1,203,414
-------------------------------------------------------------------------------------------
Receivable for variation margin (Note 1)                                              3,125
-------------------------------------------------------------------------------------------
Total assets                                                                    151,109,641

Liabilities
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                               288,336
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                           46,594
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                        186,969
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                           44,511
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        14,378
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          1,391
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                               68,281
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               25,160
-------------------------------------------------------------------------------------------
Total liabilities                                                                   675,620
-------------------------------------------------------------------------------------------
Net assets                                                                     $150,434,021

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                $151,043,308
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                           (33,737)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                            (4,106,535)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                        3,530,985
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                     $150,434,021

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($99,962,818 divided by 11,296,420 shares)                                            $8.85
-------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $8.85)*                                $9.29
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($48,391,562 divided by 5,485,083 shares)+                                            $8.82
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($2,079,641 divided by 235,122 shares)                                                $8.84
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $8.84)**                               $9.14
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $25,000. On sales of $25,000 or more and on group sales, the offering price is reduced.

** On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 + Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended November 30, 2001 (Unaudited)
Tax exempt interest income:                                                      $4,313,274
-------------------------------------------------------------------------------------------

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                    371,799
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                       77,899
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                     5,280
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      4,126
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                97,553
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                               207,964
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                 5,516
-------------------------------------------------------------------------------------------
Other                                                                                40,620
-------------------------------------------------------------------------------------------
Total expenses                                                                      810,757
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                          (30,391)
-------------------------------------------------------------------------------------------
Net expenses                                                                        780,366
-------------------------------------------------------------------------------------------
Net investment income                                                             3,532,908
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                    133,294
-------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                      90,673
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
futures contracts during the period                                               1,717,040
-------------------------------------------------------------------------------------------
Net gain on investments                                                           1,941,007
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                             $5,473,915
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                      November 30           May 31
                                                                            2001*             2001
--------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                                $  3,532,908     $  6,958,916
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                   223,967         (537,681)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                              1,717,040        7,171,459
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                    5,473,915       13,592,694
--------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
--------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                             (2,399,453)      (4,728,916)
--------------------------------------------------------------------------------------------------
   Class B                                                             (1,037,623)      (2,100,076)
--------------------------------------------------------------------------------------------------
   Class M                                                                (50,732)        (125,618)
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                       4,442,796        3,065,312
--------------------------------------------------------------------------------------------------
Total increase in net assets                                            6,428,903        9,703,396

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                   144,005,118      134,301,722
--------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income of $33,737 and
$78,837, respectively)                                               $150,434,021     $144,005,118
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                             Nov. 30
operating performance               (Unaudited)                         Year ended May 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.73        $8.31        $9.05        $9.19        $8.95        $8.76
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .22          .45          .44(a)       .45(a)       .45          .47
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .12          .42         (.74)        (.14)         .24          .19
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .34          .87         (.30)         .31          .69          .66
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.22)        (.45)        (.44)        (.45)        (.45)        (.47)
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.22)        (.45)        (.44)        (.45)        (.45)        (.47)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.85        $8.73        $8.31        $9.05        $9.19        $8.95
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                  3.90*       10.61        (3.30)        3.38         7.90         7.73
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $99,963      $94,147      $86,868     $102,869     $100,806      $98,307
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .44*         .88          .89(a)       .92(a)      1.01         1.03
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.49*        5.17         5.15(a)      4.81(a)      4.89         5.32
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                  4.82*       25.76        12.09        12.79        10.67        50.80
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Reflects a management fee waiver during the period. As a result of such waiver, expenses of the fund for the year ended May 31, 2000, reflect a reduction of less than $0.01 per share. Expenses of the fund for the year ended May 31, 1999, reflect a reduction of $0.01 per share.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                             Nov. 30
operating performance               (Unaudited)                         Year ended May 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.70        $8.29        $9.02        $9.16        $8.92        $8.73
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .19          .39          .38(a)       .38(a)       .39          .41
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .12          .41         (.73)        (.13)         .24          .19
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .31          .80         (.35)         .25          .63          .60
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.19)        (.39)        (.38)        (.39)        (.39)        (.41)
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.19)        (.39)        (.38)        (.39)        (.39)        (.41)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.82        $8.70        $8.29        $9.02        $9.16        $8.92
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                  3.57*        9.78        (3.84)        2.70         7.20         7.04
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $48,392      $47,678      $45,249      $51,360      $44,100      $35,333
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .77*        1.53         1.54(a)      1.57(a)      1.66         1.68
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.16*        4.52         4.50(a)      4.16(a)      4.22         4.67
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                  4.82*       25.76        12.09        12.79        10.67        50.80
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Reflects a management fee waiver during the period. As a result of such waiver, expenses of the fund for the year ended May 31, 2000, reflect a reduction of less than $0.01 per share. Expenses of the fund for the year ended May 31, 1999, reflect a reduction of $0.01 per share.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                             Nov. 30
operating performance               (Unaudited)                         Year ended May 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.72        $8.31        $9.04        $9.19        $8.94        $8.76
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .21          .42          .42(a)       .41(a)       .42          .45
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .11          .41         (.73)        (.14)         .26          .18
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .32          .83         (.31)         .27          .68          .63
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.20)        (.42)        (.42)        (.42)        (.43)        (.45)
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.20)        (.42)        (.42)        (.42)        (.43)        (.45)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.84        $8.72        $8.31        $9.04        $9.19        $8.94
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                  3.74*       10.15        (3.49)        2.96         7.70         7.29
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $2,080       $2,180       $2,185       $1,613       $1,492       $1,106
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .59*        1.18         1.19(a)      1.22(a)      1.31         1.33
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.34*        4.88         4.87(a)      4.51(a)      4.64         5.01
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                  4.82*       25.76        12.09        12.79        10.67        50.80
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Reflects a management fee waiver during the period. As a result of such waiver, expenses of the fund for the year ended May 31, 2000, reflect a reduction of less than $0.01 per share. Expenses of the fund for the year ended May 31, 1999, reflect a reduction of $0.01 per share.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).



NOTES TO FINANCIAL STATEMENTS
November 30, 2001 (Unaudited)

Note 1
Significant accounting policies

Putnam Minnesota Tax Exempt Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax and Minnesota personal income tax as Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC, believes is consistent with preservation of capital by investing primarily in a diversified portfolio of longer-term Minnesota tax exempt securities.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A but lower than class B shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.
Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are stated on the basis of valuations provided by an independent pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are stated at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, the remaining excess premium is amortized to maturity.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin". Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

D) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended November 30, 2001, the fund had no borrowings against the line of credit.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At May 31, 2001, the fund had a capital loss carryover of approximately $3,313,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
    $  533,000    May 31, 2003
       832,000    May 31, 2004
       164,000    May 31, 2006
     1,614,000    May 31, 2008
       170,000    May 31, 2009

F) Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually.
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the lesser of (i) an annual rate of 0.50% of the average net assets of the fund or (ii) 0.60% of the first $500 million of average net assets, 0.50% of the next $500 million, 0.45% of the next $500 million, 0.40% of the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next $5 billion, 0.34% of the next $5 billion and 0.33% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended November 30, 2001, the fund's expenses were reduced by $30,391 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $526 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.20%, 0.85% and 0.50% of the average net assets attributable to class A, class B and class M shares, respectively.

For the six months ended November 30, 2001, Putnam Retail Management, acting as underwriter received net commissions of $12,322 and $22 from the sale of class A and class M shares, respectively and $23,504 in contingent deferred sales charges from redemptions of class B shares.
A deferred sales charge of up to 1.00% and 0.40% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended November 30, 2001, Putnam Retail Management, acting as underwriter received no monies on class A and class M redemptions.

Note 3
Purchases and sales of securities

During the six months ended November 30, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $10,197,038 and $6,901,163, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At November 30, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                        Six months ended November 30, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    887,810         $ 7,788,694
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  192,130           1,805,223
---------------------------------------------------------------------------
                                             1,079,940           9,593,917

Shares
repurchased                                   (571,854)         (5,068,752)
---------------------------------------------------------------------------
Net increase                                   508,086         $ 4,525,165
---------------------------------------------------------------------------

                                                   Year ended May 31, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,612,691        $ 14,060,839
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  391,966           3,394,826
---------------------------------------------------------------------------
                                             2,004,657          17,455,665

Shares
repurchased                                 (1,664,671)        (14,462,383)
---------------------------------------------------------------------------
Net increase                                   339,986        $  2,993,282
---------------------------------------------------------------------------

                                        Six months ended November 30, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    411,344         $ 3,634,788
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   83,860             741,704
---------------------------------------------------------------------------
                                               495,204           4,376,492

Shares
repurchased                                   (489,643)         (4,327,529)
---------------------------------------------------------------------------
Net increase                                     5,561         $    48,963
---------------------------------------------------------------------------

                                                   Year ended May 31, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    650,836         $ 5,638,091
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  174,581           1,507,558
---------------------------------------------------------------------------
                                               825,417           7,145,649

Shares
repurchased                                   (804,424)         (6,935,593)
---------------------------------------------------------------------------
Net increase                                    20,993         $   210,056
---------------------------------------------------------------------------

                                        Six months ended November 30, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                      3,360           $  29,718
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    5,074              44,983
---------------------------------------------------------------------------
                                                 8,434              74,701

Shares
repurchased                                    (23,178)           (206,033)
---------------------------------------------------------------------------
Net decrease                                   (14,744)          $(131,332)
---------------------------------------------------------------------------

                                                   Year ended May 31, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    124,919         $ 1,057,505
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   13,130             113,470
---------------------------------------------------------------------------
                                               138,049           1,170,975

Shares
repurchased                                   (151,087)         (1,309,001)
---------------------------------------------------------------------------
Net decrease                                   (13,038)        $  (138,026)
---------------------------------------------------------------------------

Note 5
New accounting pronouncement

As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies. This Guide requires that the fund amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities. Prior to January 1, 2001, the fund did not amortize premium and accrete discounts for certain fixed income securities and characterized as realized gains and losses paydowns on mortgage backed securities. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle is not material to the financial statements.


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund
International New Opportunities Fund
Investors Fund
New Century Growth Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Research Fund
Tax Smart Equity Fund
Technology Fund
Vista Fund
Voyager Fund
Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Fund
Balanced Retirement Fund
Classic Equity Fund *
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund
Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund [DBL. DAGGER]
High Yield Trust [DBL. DAGGER]
High Yield Trust II
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund **
Preferred Income Fund
Strategic Income Fund
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund **
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminvestments.com.


WELCOME TO WWW.PUTNAMINVESTMENTS.COM

Get up-to-date information about your funds, learn more about investing and retirement planning, and access news and economic outlooks from Putnam's Web site. The site features:

* Secure access (with your Social Security number and password) to your account with all of your information, including a record of your balances and transactions, updated daily.

* On-line transactions, such as exchanges, additional investments, and address changes.

* Complete fund information, daily pricing, and long-term performance.

* Instant access to your quarterly statements, and annual and semiannual fund reports.

You can also read economic commentary from Putnam senior economic advisor Dr. Robert Goodman, use our glossary to decode investment terms, get our update on the markets, and much more.

New enhancements are added to the site regularly. Bookmark us at www.putnaminvestments.com


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA  02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Jerome J. Jacobs
Vice President

Susan A. McCormack
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Minnesota Tax Exempt Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.


NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA049-76286  847/238/129  1/02